Right Of Use Assets - Additional Information (Detail) - Office Space [Member] - SGD ($) $ in Millions		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Right Of Use Assets [Line Items]
Total cash outflow for leases amount		$ 19.7	$ 19.6	$ 14.2
Bottom of range [member]
Disclosure Of Right Of Use Assets [Line Items]
Term of lease	1 year
Top of range [member]
Disclosure Of Right Of Use Assets [Line Items]
Term of lease	5 years